SIGNIFICANT ACCOUNTING POLICIES - Related Parties Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Amount due from related parties	¥ 295,614	¥ 860,213	$ 46,388
Credit Concentration Risk
Concentration Risk [Line Items]
Amount due from related parties		830,871
Credit Concentration Risk | Customer D
Concentration Risk [Line Items]
Amount due from related parties		830,871
Credit Concentration Risk | Related parties concentration risk | Major Customers
Concentration Risk [Line Items]
Amount due from related parties	¥ 286,341	¥ 830,871
Concentration risk, percentage	96.90%	96.60%
Credit Concentration Risk | Related parties concentration risk | Customer D
Concentration Risk [Line Items]
Amount due from related parties	¥ 286,341	¥ 830,871
Concentration risk, percentage	96.90%	96.60%